Annual Total Returns- JPMorgan Small Cap Sustainable Leaders Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Small Cap Sustainable Leaders Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.58%)	19.79%	42.54%	9.73%	(5.38%)	20.04%	14.79%	(12.20%)	24.00%	13.40%